Income Taxes (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Income Taxes [Abstract]
Annual dividend distribution percentage to shareholders to qualify as real estate investment trust	90.00%
Estimated tax benefit to be recognized upon settelment with taxing authority	50.00%
Unrecognized tax benefits	$ 0
Tax adjustments	$ 0